Virgin Galactic Business Combination	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Virgin Galactic Business Combination	Virgin Galactic Business Combination
The closing of the Virgin Galactic Business Combination occurred on October 25, 2019. In connection with the Virgin Galactic Business Combination:
• Holders of 15,877,288 Class A public shares of SCH exercised their rights to redeem those shares to cash, of which 3,771,178 shares were redeemed on September 9, 2019 at a redemption price approximating $10.37 per share for an aggregate redemption of $39.1 million and 12,106,110 shares were redeemed on October 23, 2019 at a redemption price approximating $10.39 per share for an aggregate redemption of $125.7 million;
• SCH filed a notice of deregistration with the Cayman Islands Registrar of Companies and concurrently filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware under the name Virgin Galactic Holdings, Inc.;
• Upon the domestication, each issued and outstanding Class A ordinary share, par value $0.0001 per share, of SCH was converted, on a one-for-one basis, into one share of VGH, Inc. common stock, par value $0.0001 per share;

• Upon the domestication, each issued and outstanding Class B ordinary share, par value $0.0001 per share, of SCH was converted, on a one-for-one basis, into one share of VGH, Inc. common stock; provided, however, that with respect to the 17,250,000 Class B ordinary shares of SCH held by SCH Sponsor Corp. (the "Sponsor"), the Sponsor instead received 15,750,000 shares of VGH, Inc. common stock;
• VGH, Inc. issued 130,000,000 new shares of its common stock to Vieco US at a deemed value of $10.00 per share for an aggregate merger consideration of $1.3 billion in exchange for all outstanding shares of common stock or limited liability company interests, as applicable, of each of the VG Companies;
• Vieco US elected for VGH, Inc. to repurchase 5,209,562 shares of VGH, Inc. common stock held by Vieco US at a price of $10.00 per share in cash for an aggregate cash consideration of $52.1 million (the “Repurchase”);
• Vieco US elected for Chamath Palihapitiya, SCH's chief executive officer and member of its board of directors, to purchase 10,000,000 shares of the VGH, Inc. common stock held by Vieco US at a price of $10.00 per share in cash, of which has no impact to the cash and cash equivalents balance held by VGH, Inc. subsequent to the Virgin Galactic Business Combination or the total shares of VGH, Inc.’s common stock issued and outstanding (the “Secondary Purchase”);
• VGH, Inc. settled the outstanding underwriting fees incurred by SCH in connection with the SCH initial public offering that were deferred until the closing of the Virgin Galactic Business Combination for which the final cash amount owed subsequent to all redemptions was $21.9 million and recorded as a reduction to additional paid-in capital;
• VGH, Inc. settled the $30.0 million in remaining unpaid direct and incremental transaction costs incurred by SCH, V10, and the VG Companies prior to, or concurrent with, the closing of the Virgin Galactic Business Combination, of which $25.1 million was settled in cash and $4.9 million was settled by the issuance of 413,486 shares of VGH, Inc. common stock. These transaction costs were recorded as a reduction to additional paid-in capital;
• An entity affiliated with The Boeing Company (“Boeing”) purchased 1,924,402 newly issued shares of VGH, Inc. common stock in exchange for aggregate consideration of $20.0 million;
• The VG Companies settled the $9.9 million owed to participants of the amended cash incentive plan upon the achievement of the second qualifying milestone in connection with the closing of the Virgin Galactic Business Combination.
• SCH granted 1,500,000 RSU awards to certain former members of the board of directors of SCH in connection with the Virgin Galactic Business Combination that are to be settled in VGH, Inc.
common stock (the "Director RSU Awards"). The Director RSU Awards were vested upon grant and remain unsettled as the underlying shares have not been issued.

Remaining funds held in the trust account of $453.0 million, before proceeds raised pursuant to the issuance of new shares to Boeing and payment by the VG Companies to settle the amounts owed under the second qualifying milestone of the Cash Incentive Plan, were released to be used for working capital and general corporate purposes.

After giving effect to the redemption of the Class A public shares, the Repurchase, and the Secondary Purchase, shares of our common stock issued and outstanding immediately after the closing of the Virgin Galactic Business Combination were as follows:

Shareholder	No. of Shares	% Ownership
Vieco US	114,790,438	58.6%
VGH, Inc.'s public shareholders	53,122,712	27.1%
SCH Sponsor Corp. & related parties (including Mr. Palihapitiya)	25,750,000	13.1%
Boeing	1,924,402	1.0%
Shares issued to settle transaction costs (1)	413,486	0.2%
Total (2)	196,001,038	100.0%
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(1) Shared were issued in November 2019 as partial consideration for advisory services rendered in connection with the Virgin Galactic Business Combination.

(2) Outstanding shares of our common stock excludes the 1,500,000 shares of our common stock underlying the Director RSU Awards that were granted by SCH in connection with the Virgin Galactic Business Combination. The Director RSU Awards vested at the closing of the Virgin Galactic Business Combination but will not settle into shares of common stock until a date, selected by us, that occurs between January 1, 2020 and December 31, 2020.

Transaction Costs
Advisory, financing, integration and other transaction costs directly incurred by Virgin Galactic Business Combination totaled $52.9 million for the year ended December 31, 2019, including $4.9 million in stock-based compensation expense recorded for the shares issued to the financial advisors.